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                                 July 19, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: John Ganley

Re:    BlackRock EcoSolutions Investment Trust --
       Registration Statement on Form N-2 (File Nos. 333-143800 and 811-22082)
       -----------------------------------------------------------------------

Ladies and Gentlemen:

         Electronically transmitted herewith for filing on behalf of BlackRock EcoSolutions Investment Trust (the "Trust") is Pre-Effective Amendment No. 1 to the Trust's registration statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         If you have any questions or comments or require any additional information in connection with the Trust or the Registration Statement please telephone me at (212) 735-3406.

                                                  Very truly yours,

                                                  /s/ Michael Hoffman
                                                  -------------------
                                                  Michael Hoffman
Enclosures